Loss per common share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share, Basic and Diluted

Basic and diluted loss per share for the three and six month periods ended June 30, 2013 and 2012, respectively, were as follows:

	Three Months Ended		Six Months Ended
	June 30 2013	June 30 2012	June 30, 2013	June 30, 2012
Loss available to stockholders	$(1,090,480)	$(396,973)	$(1,950,873)	$(835,286)

Weighted average shares outstanding - Basic and diluted	13,205,476	13,114,604	13,209,165	13,064,879
Basic and diluted loss per share	$(0.08)	$(0.03)	$(0.15)	$(0.06)

Anti-dilutive shares underlying stock options outstanding	1,134,000	1,095,250	1,134,000	1,095,250
Anti-dilutive convertible debentures	75,806	159,139	75,806	159,139

Basic and diluted earnings per share for the years ended December 31, 2012, 2011, and 2010, respectively, were as follows:

	2012	2011	2010
Loss available to stockholders	$(1,636,957)	$(1,574,501)	$(355,308)

Weighted average shares outstanding - Basic and diluted	13,135,072	12,052,914	11,470,658
Basic and diluted loss per share	$(0.12)	$(0.13)	$(0.03)

Anti-dilutive shares underlying stock options outstanding	1,096,500	1,095,250	620,000
Anti-dilutive shares underlying convertible debentures	75,806	159,140	159,140